Global X Funds

SUPPLEMENT DATED SEPTEMBER 7, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 17, 2012

This Supplement updates certain information contained in the above-dated SAI for Global X Funds (“Trust”) regarding the Global X MLP ETF and the Global X MLP Natural Gas ETF, each a series of the Trust.

Effective immediately, the fiscal year end for the Global X MLP ETF and Global X MLP Natural Gas ETF is designated as November 30. All references made to the fiscal year end in the SAI are now designated as November 30.

Effective immediately, the following chart replaces the chart on pages 16 and 17 of the SAI:

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
Bruno del Ama (1976)	Trustee (since 2008), President and Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	None.
Jose C. Gonzalez (1976)	Chief Operating Officer, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	None.
Daphne Tippens Chisolm (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of DT Chisolm Law, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	None.
Dianne M. Sulzbach (1977)	Assistant Secretary (since 2011)	Counsel at SEI Investments (since 2010); Associate at Morgan, Lewis & Bockius LLP (2006-2010).	None.
Peter Rodriguez (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director at the Administrator (2006-2009).	None.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE